Investments in Subsidiaries	12 Months Ended
Sep. 30, 2015
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Investments in Subsidiaries

NOTE 3 – INVESTMENTS IN SUBSIDIARIES

The Company owns interests in the following entities which was recorded at their book value since they were related party common control acquisitions.

As the Subsidiaries Angel Jade Pty Ltd and Aqua Mining (PNG) Ltd were acquired from a related entity, Five Arrows Limited (see Note 9 – Business Combinations), the shares were recorded in the accounts at their true cost value.

	Investment	Ownership %

Aqua Mining (PNG)	$34	90%
Angel Jade Pty Ltd	$104,000	70%